Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	¥ 2,173,338	¥ 1,823,119	¥ 962,163
Effect of dilutive securities
Assumed exercise of dilutive stock options	(42)	(85)	(32)
Net income attributable to Toyota Motor Corporation, diluted	¥ 2,173,296	¥ 1,823,034	¥ 962,131
Weighted-average shares, basic	3,158,851	3,168,989	3,166,909
Effect of dilutive securities
Assumed exercise of dilutive stock options	1,578	1,922	246
Weighted-average shares, diluted	3,160,429	3,170,911	3,167,155
Net income attributable to Toyota Motor Corporation per share, basic	¥ 688.02	¥ 575.30	¥ 303.82
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 687.66	¥ 574.92	¥ 303.78